STATEMENTS OF EQUITY $ in Thousands	PREDECESSOR MILLROSE BUSINESS [Member] USD ($)
Beginning balance at Dec. 31, 2022	$ 3,774,853
Loss	(209,792)
Stock-based compensation	10,093
Contributions from Parent	883,807
Ending balance at Dec. 31, 2023	4,458,961
Loss	(246,221)
Stock-based compensation	14,937
Contributions from Parent	930,695
Ending balance at Dec. 31, 2024	$ 5,158,372